General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of general and administrative expenses

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Share-based payments expense	10,494	10,655	4,021	—
Salaries and social security	8,882	10,958	6,493	375
Fees and compensation for services	6,466	9,603	9,067	67
Employee benefits	4,984	6,055	2,366	253
Institutional advertising and promotion	1,215	1,179	272	—
Taxes, rates and contributions	740	1,718	951	18
Depreciation of property, plant and equipment	—	—	—	518
Others	1,137	2,232	1,032	235

Total general and administrative expenses	33,918	42,400	24,202	1,466